Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nushares ETF Trust
Entity Central Index Key	0001635073
Document Period End Date	Jun. 30, 2024
C000175155 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short-Term REIT ETF
Class Name	Nuveen Short-Term REIT ETF
Trading Symbol	NURE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shares of the Nuveen Short-Term REIT ETF for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Fund Shares	$18	0.35%
* This cost is annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35% [1]
Net Assets	$ 48,319,121
Holdings Count | Holding	34
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$48,319,121

Total number of portfolio holdings	34

Portfolio turnover (%)	41%

Holdings [Text Block]

[1]	This cost is annualized.